Goodwill and Intangibles - Schedule of Goodwill (Details) $ in Thousands	3 Months Ended
Nov. 25, 2017 USD ($)
Goodwill [Roll Forward]
Beginning Balance	$ 465,030
Goodwill working capital adjustment	1,757
Ending Balance	$ 466,787